Fair Value Measurements (Details) - Schedule of changes in the fair value of warrant liabilities	6 Months Ended
Jun. 30, 2021 USD ($)
Private Placement [Member]
Fair Value Measurements (Details) - Schedule of changes in the fair value of warrant liabilities [Line Items]
Fair value
Initial measurement on January 19, 2021	3,278,500
Change in valuation inputs or other assumptions	(82,500)
Fair value	3,190,000
Public [Member]
Fair Value Measurements (Details) - Schedule of changes in the fair value of warrant liabilities [Line Items]
Fair value
Initial measurement on January 19, 2021	11,902,500
Change in valuation inputs or other assumptions	(724,500)
Fair value	11,178,000
Warrant Liabilities [Member]
Fair Value Measurements (Details) - Schedule of changes in the fair value of warrant liabilities [Line Items]
Fair value
Initial measurement on January 19, 2021	15,181,000
Change in valuation inputs or other assumptions	(807,000)
Fair value	$ 14,368,000